Note P - Regulatory Matters (Details Textual) - USD ($) $ in Thousands	Jan. 01, 2020	Jan. 01, 2019	Jan. 01, 2016
Capital Conservation Buffer		2.50%
Capital Conservation Buffer Phase In Amount			0.625%
Subsequent Event [Member]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments, Total	$ 15,042